SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
Retained Earnings

The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

PRC statutory reserve funds	238,107	249,880	39,702
Unreserved retained earnings	6,727,590	13,354,454	2,121,809

	6,965,697	13,604,334	2,161,511